UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments

Foreign Government Bonds — 64.9%

Security	Principal Amount (000’s omitted)		Value

Albania — 0.1%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,510	$1,998,696

Total Albania			$1,998,696

Argentina — 4.0%
Republic of Argentina, 7.00%, 10/3/15	USD	33,242	$31,207,180
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	14,346,467
Republic of Argentina, 8.75%, 5/7/24(2)	USD	16,443	14,769,234

Total Argentina			$60,322,881

Bangladesh — 1.8%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	$2,580,866
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	101,900	1,349,434
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,179,306
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	888,135
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	769,710
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,397,060
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,273,448
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	89,300	1,233,014
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	813,929
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	258,200	3,597,911
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,222,302
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,162,761
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,644,984

Total Bangladesh			$27,112,860

Barbados — 0.9%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	13,068	$10,611,216
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,204,580

Total Barbados			$12,815,796

Belarus — 1.0%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	11,425	$11,712,910
Republic of Belarus, 8.95%, 1/26/18(1)	USD	3,112	3,365,472

Total Belarus			$15,078,382

Bermuda — 0.8%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	11,984	$12,493,320

Total Bermuda			$12,493,320

Security	Principal Amount (000’s omitted)		Value

Cyprus — 1.9%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	22,928	$28,444,903

Total Cyprus			$28,444,903

Dominican Republic — 2.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,817,017
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	4,006,733
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,716,621
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,431,075
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	469,448
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,902,725
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	12,485,913
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	248,385

Total Dominican Republic			$30,077,917

Ecuador — 2.1%
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	19,905	$20,900,250
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	10,179	10,637,055

Total Ecuador			$31,537,305

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	14,488	$14,999,071

Total Fiji			$14,999,071

Iceland — 2.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	$6,650,425
Republic of Iceland, 7.25%, 10/26/22	ISK	1,146,719	7,836,154
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	15,154,771

Total Iceland			$29,641,350

India — 1.9%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$11,661,423
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,742,733

Total India			$29,404,156

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Iraq — 1.9%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	32,687	$29,091,430

Total Iraq			$29,091,430

Jordan — 0.9%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	$4,155,206
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,500,700
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,505,750
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,116,252

Total Jordan			$14,277,908

Kenya — 0.5%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	205,900	$2,267,720
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	936,655
Republic of Kenya, 6.875%, 6/24/24(1)	USD	3,780	4,039,875

Total Kenya			$7,244,250

Lebanon — 4.2%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,228,064
Lebanese Republic, 5.875%, 1/15/15	USD	500	503,850
Lebanese Republic, 8.50%, 8/6/15	USD	750	782,625
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	29,393,800
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	9,127,170	6,086,124
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	11,632,910	7,769,649
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,464,041
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	8,595,650	5,748,137
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,242,866

Total Lebanon			$63,219,156

Macedonia — 2.8%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	$42,262,839

Total Macedonia			$42,262,839

Mozambique — 0.4%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	5,716	$5,737,435

Total Mozambique			$5,737,435

New Zealand — 1.2%
New Zealand Government Bond, 3.00%, 9/20/30(5)	NZD	21,543	$17,521,478

Total New Zealand			$17,521,478

Security	Principal Amount (000’s omitted)		Value

Pakistan — 1.5%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	1,780	$1,837,850
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,296,400
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	9,409	9,761,838
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	6,982,635

Total Pakistan			$21,878,723

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$10,214,161

Total Philippines			$10,214,161

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(2)	USD	7,425	$7,760,610

Total Rwanda			$7,760,610

Serbia — 7.4%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	$2,407,054
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,483,143
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,236,363
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	9,556,485
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	19,592,319
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	12,224,244
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,309,865
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	16,591,376
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	16,629,807
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	7,515,092
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	14,269,225
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	6,549,425

Total Serbia			$112,364,398

Slovenia — 7.0%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	$9,173,862
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	22,233,325
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	11,110,993
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	17,236	26,129,748
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	14,431,725
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	22,486,890

Total Slovenia			$105,566,543

Sri Lanka — 1.8%
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	75,470	$578,962
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	13,184,600
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,772,830	14,100,458

Total Sri Lanka			$27,864,020

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Tanzania — 2.1%
United Republic of Tanzania, 6.329%, 3/9/20(1)(6)	USD	29,790	$32,359,388

Total Tanzania			$32,359,388

Turkey — 4.3%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	2,353	$1,074,474
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	59,852	28,840,271
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	36,349	17,596,890
Turkey Government Bond, 3.00%, 2/23/22(5)	TRY	17,613	8,573,971
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	16,733	8,439,187

Total Turkey			$64,524,793

Uganda — 1.0%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$508,041
Uganda Government Bond, 13.375%, 2/25/16	UGX	5,142,900	1,919,813
Uganda Government Bond, 14.00%, 3/24/16	UGX	6,153,100	2,311,996
Uganda Government Bond, 14.125%, 12/1/16	UGX	19,831,400	7,424,754
Uganda Government Bond, 14.625%, 11/1/18	UGX	8,177,000	3,117,749

Total Uganda			$15,282,353

Uruguay — 1.6%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	$1,450,352
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,663,781
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,756,001
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	212,892
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,923,520
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	787,022
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	84,691	3,332,870
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	111,730	4,506,225
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(5)	UYU	95,818	3,961,880
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(5)	UYU	97,081	4,021,054

Total Uruguay			$24,615,597

Venezuela — 3.9%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	69,241	$59,027,953

Total Venezuela			$59,027,953

Zambia — 1.7%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$25,414,280

Total Zambia			$25,414,280

Total Foreign Government Bonds (identified cost $991,193,900)			$980,153,952

Foreign Corporate Bonds — 0.6%

Security	Principal Amount (000’s omitted)		Value

Georgia — 0.6%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	7,460	$7,969,294

Total Georgia			$7,969,294

Total Foreign Corporate Bonds (identified cost $7,920,487)			$7,969,294

Sovereign Loans — 0.2%

Borrower	Principal Amount (000’s omitted)		Value

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 2.80%, Maturing August 1, 2021(7)(8)(9)(10)		$3,300	$3,382,500

Total Ethiopia			$3,382,500

Total Sovereign Loans (identified cost $3,300,000)			$3,382,500

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(11)		$6,872	$1,493,267
Series 2770, (Interest Only), Class SH, 6.947%, 3/15/34(11)(12)		4,247	823,555
Series 2877, (Interest Only), Class WS, 6.447%, 10/15/34(11)(12)		585	2,625
Series 3572, (Interest Only), Class JS, 6.647%, 9/15/39(11)(12)		8,067	1,262,929
Series 3586, (Interest Only), Class GS, 6.097%, 10/15/39(11)(12)		8,878	1,309,412

			$4,891,788

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.348%, 10/25/35(11)(12)		$12,660	$1,921,200
Series 2006-56, (Interest Only), Class CS, 7.058%, 7/25/36(11)(12)		5,832	1,140,426
Series 2006-72, (Interest Only), Class GI, 6.428%, 8/25/36(11)(12)		19,763	3,142,481

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Series 2006-96, (Interest Only), Class SM, 7.098%, 10/25/36(11)(12)	$13,239	$2,328,830
Series 2007-36, (Interest Only), Class SG, 6.448%, 4/25/37(11)(12)	9,119	1,399,133
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(11)	5,155	370,489
Series 2010-109, (Interest Only), Class PS, 6.448%, 10/25/40(11)(12)	10,993	2,030,739
Series 2010-147, (Interest Only), Class KS, 5.798%, 1/25/41(11)(12)	9,135	1,248,363

		$13,581,661

Total Collateralized Mortgage Obligations (identified cost $16,833,338)		$18,473,449

Common Stocks — 1.6%

Security	Shares	Value

Germany — 0.4%
Deutsche Wohnen AG	259,340	$5,853,733

Total Germany		$5,853,733

Luxembourg — 0.4%
GAGFAH SA(13)	300,409	$5,617,957

Total Luxembourg		$5,617,957

Singapore — 0.6%
Yoma Strategic Holdings, Ltd.(13)	17,123,000	$8,928,791

Total Singapore		$8,928,791

Sri Lanka — 0.2%
Commercial Bank of Ceylon PLC	335,127	$425,631
Dialog Axiata PLC	3,069,374	287,903
Hatton National Bank PLC	105,410	159,086
John Keells Holdings PLC	1,391,741	2,742,213

Total Sri Lanka		$3,614,833

United Kingdom — 0.0%(14)
Genel Energy PLC(13)	38,449	$432,468

Total United Kingdom		$432,468

Total Common Stocks (identified cost $21,904,447)		$24,447,782

Investment Funds — 0.8%

Security	Shares	Value

Fondul Proprietatea SA	43,576,031	$11,645,195

Total Investment Funds (identified cost $10,913,246)		$11,645,195

Currency Put Options Purchased — 1.9%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Australian Dollar	Citibank, N.A.	AUD	41,844	USD	0.85	4/29/15	$580,811
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	32,211	USD	0.85	4/29/15	447,099
British Pound Sterling	Goldman Sachs International	GBP	21,361	USD	1.63	3/17/15	921,737
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	12,914	USD	1.63	3/17/15	557,257
Canadian Dollar	Citibank, N.A.	CAD	17,856	CAD	1.13	3/30/15	282,488
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	286,665
Canadian Dollar	HSBC Bank USA, N.A.	CAD	27,037	CAD	1.11	3/30/15	669,811
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	196,283
Euro	Citibank, N.A.	EUR	22,724	USD	1.38	4/29/15	2,929,818
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	3,384,043
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	2,052,594
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	796,962
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	2,028,357
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	3,620,753
Japanese Yen	Citibank, N.A.	JPY	2,497,845	JPY	105.00	6/22/15	1,693,658
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	3,387,387
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	1,662,475
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	1,286,571

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Yuan Renminbi Offshore	Bank of America, N.A.	CNH	217,369	CNH	6.30	5/14/15	$191,043
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	297,360	CNH	6.20	3/5/15	313,139
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	174,399
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	309,339
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	192,569	CNH	6.20	3/6/15	204,682

Total Currency Put Options Purchased (identified cost $18,075,301)							$27,977,371

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000.00	5/13/16	$3,047,648

Total Call Options Purchased (identified cost $1,917,128)						$3,047,648

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Hang Seng Index	Deutsche Bank AG	257	HKD	9,800.00	3/30/15	$296,596
KOSPI 200 Index	Citibank, N.A.	433	KRW	240.00	3/12/15	947,666

Total Put Options Purchased (identified cost $1,132,503)						$1,244,262

Short-Term Investments — 26.7%

Foreign Government Securities — 13.0%

Security	Principal Amount (000’s omitted)		Value

Kenya — 3.1%
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	$5,463,555
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	11,282,317
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,155,213
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	10,083,243
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,957,847
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,371,201
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,259,192

Total Kenya			$46,572,568

Lebanon — 5.2%
Lebanon Treasury Bill, 0.00%, 11/20/14	LBP	2,594,400	$1,711,919
Lebanon Treasury Bill, 0.00%, 12/4/14	LBP	4,612,800	3,039,083
Lebanon Treasury Bill, 0.00%, 1/1/15	LBP	5,564,400	3,654,740
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,730,473
Lebanon Treasury Bill, 0.00%, 1/15/15	LBP	18,916,000	12,404,978
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,568,056
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	21,071,500	13,785,576
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	13,958,647
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	5,624,200	3,669,875
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	2,901,000	1,880,497
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,080,054
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,889,907
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,315,083
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	6,362,800	4,073,687
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	3,008,912

Total Lebanon			$78,771,487

Nigeria — 0.1%
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	393,935	$2,376,727

Total Nigeria			$2,376,727

Sri Lanka — 3.9%
Sri Lanka Treasury Bill, 0.00%, 11/7/14	LKR	23,190	$177,249
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	295,550	2,251,814
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	839,730
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,735,970
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	662,542
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	873,572
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,622,486
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,334,741

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)		Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	$118,157
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,562,109
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	118,257
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	130,568
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,654,353
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	571,343
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	1,240,288
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,698,868
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,587,906
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,490,240
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	18,870,560

Total Sri Lanka			$58,540,753

Uganda — 0.4%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,609,783
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	4,589,400	1,684,945
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	806,757
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	800,404
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	916,377
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	332,773
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	394,417

Total Uganda			$6,545,456

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 12/18/14	UYU	750	$30,610
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,500,511
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	722,589
Monetary Regulation Bill, 0.00%, 2/20/15(5)	UYU	8,695	355,216
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	6,410	252,089
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	242,252

Total Uruguay			$4,103,267

Total Foreign Government Securities (identified cost $199,153,656)			$196,910,258

U.S. Treasury Obligations — 1.4%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 12/4/14(15)		$11,000	$11,000,022
U.S. Treasury Bill, 0.00%, 12/11/14(15)		10,000	9,999,970

Total U.S. Treasury Obligations (identified cost $20,999,773)			$20,999,992

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value

Nomura International PLC:
Dated 10/14/14 with a maturity date of 12/1/14, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 4,744,673, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,914,350.	EUR	4,745	$5,946,719

Total Repurchase Agreements (identified cost $6,005,564)			$5,946,719

Other — 11.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(16)		$179,726	$179,725,503

Total Other (identified cost $179,725,503)			$179,725,503

Total Short-Term Investments (identified cost $405,884,496)			$403,582,472

Total Investments — 98.2% (identified cost $1,479,074,846)			$1,481,923,925

Less Unfunded Loan Commitments — (0.1)%			$(1,180,791)

Net Investments — 98.1% (identified cost $1,477,894,055)			$1,480,743,134

Currency Put Options Written — (1.2)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

British Pound Sterling	Goldman Sachs International	GBP	21,361	USD	1.63	3/17/15	$(921,737)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	12,914	USD	1.63	3/17/15	(557,257)
Euro	Citibank, N.A.	EUR	22,724	USD	1.38	4/29/15	(2,929,818)
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	(3,384,043)
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	(2,052,594)
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	(3,387,387)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Japanese Yen	Goldman Sachs International	JPY	4,949,700	JPY	105.00	6/22/15	$(3,356,132)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	297,360	CNH	6.20	3/5/15	(313,139)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	415,800	CNH	6.30	5/14/15	(365,442)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	293,751	CNH	6.20	3/5/15	(309,339)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	192,569	CNH	6.20	3/6/15	(204,682)

Total Currency Put Options Written (premiums received $14,030,980)							$(17,781,570)

Put Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value

Hang Seng Index	Deutsche Bank AG	257	HKD	9,800.00	3/30/15	$(296,596)
KOSPI 200 Index	Deutsche Bank AG	216	KRW	240.00	3/12/15	(472,739)
KOSPI 200 Index	Citibank, N.A.	217	KRW	240.00	3/12/15	(474,927)

Total Put Options Written (premiums received $1,833,793)						$(1,244,262)

Other Assets, Less Liabilities — 3.2%						$48,436,668

Net Assets — 100.0%						$1,510,153,970

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
BDT	–	Bangladesh Taka
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
DOP	–	Dominican Peso
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
INR	–	Indian Rupee
ISK	–	Icelandic Krona
JOD	–	Jordanian Dinar
JPY	–	Japanese Yen
KES	–	Kenyan Shilling
KRW	–	South Korean Won
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
PHP	–	Philippine Peso
RSD	–	Serbian Dinar
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $358,625,244 or 23.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $183,112,464 or 12.1% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at October 31, 2014.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

(11)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2014.

(13)	Non-income producing.

(14)	Amount is less than 0.05%.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,854,968)

Total Spain			$(5,854,968)

Total Foreign Government Bonds (proceeds $5,059,056)			$(5,854,968)

Total Securities Sold Short (proceeds $5,059,056)			$(5,854,968)

EUR	–	Euro

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $1,298,168,552)	$1,301,017,631
Affiliated investment at value (identified cost, $179,725,503)	179,725,503
Cash	2,227,724
Restricted cash*	35,354,040
Foreign currency, at value (identified cost, $6,883,283)	6,821,094
Interest receivable	23,848,377
Interest receivable from affiliated investment	22,640
Due from broker for open reverse repurchase agreements	7,683,725
Receivable for investments sold	947,479
Receivable for variation margin on open futures contracts	5,650,595
Receivable for open forward commodity contracts	1,388,275
Receivable for open forward foreign currency exchange contracts	54,933,550
Receivable for open swap contracts	34,203,358
Receivable for closed swap contracts	2,020,029
Premium paid on open swap contracts	31,414,246
Tax reclaims receivable	25,699
Total assets	$1,687,283,965

Liabilities
Cash collateral due to brokers	$31,443,921
Payable for reverse repurchase agreements	50,817,486
Written options outstanding, at value (premiums received, $15,864,773)	19,025,832
Payable for investments purchased	17,106,422
Payable for securities sold short, at value (proceeds, $5,059,056)	5,854,968
Payable for variation margin on open centrally cleared swap contracts	78,931
Payable for open forward foreign currency exchange contracts	23,971,778
Payable for open swap contracts	19,308,081
Premium received on open swap contracts	7,658,476
Payable to affiliates:
Investment adviser fee	1,192,989
Trustees’ fees	5,780
Interest payable on securities sold short	61,523
Accrued expenses and other liabilities	603,808
Total liabilities	$177,129,995
Net Assets applicable to investors’ interest in Portfolio	$1,510,153,970

Sources of Net Assets
Investors’ capital	$1,470,765,956
Net unrealized appreciation	39,388,014
Total	$1,510,153,970

*	Represents restricted cash on deposit at the custodian and brokers for open derivative contracts.

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest (net of foreign taxes, $1,526,332)	$94,237,239
Dividends (net of foreign taxes, $19,862)	209,888
Interest allocated from affiliated investment	117,567
Expenses allocated from affiliated investment	(12,329)
Total investment income	$94,552,365

Expenses
Investment adviser fee	$15,428,521
Trustees’ fees and expenses	68,113
Custodian fee	2,457,585
Legal and accounting services	251,962
Interest expense and fees	235,926
Interest expense on securities sold short	2,065,820
Miscellaneous	137,135
Total expenses	$20,645,062
Deduct —
Reduction of custodian fee	$1,675
Total expense reductions	$1,675

Net expenses	$20,643,387

Net investment income	$73,908,978

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $242,498 and including a loss of $5,853,355 from precious metals)	$(2,450,576)
Investment transactions allocated from affiliated investment	914
Written options	3,098,865
Securities sold short	(10,029,379)
Futures contracts	(20,960,988)
Swap contracts	(11,694,349)
Forward commodity contracts	913,896
Foreign currency and forward foreign currency exchange contract transactions	8,358,324
Net realized loss	$(32,763,293)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $5,408,208 from precious metals)	$6,879,822
Written options	(2,382,222)
Securities sold short	8,943,083
Futures contracts	5,472,810
Swap contracts	4,958,091
Forward commodity contracts	841,262
Foreign currency and forward foreign currency exchange contracts	43,850,992
Net change in unrealized appreciation (depreciation)	$68,563,838

Net realized and unrealized gain	$35,800,545

Net increase in net assets from operations	$109,709,523

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$73,908,978	$52,251,349
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(32,763,293)	(69,786,617)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	68,563,838	(18,748,770)
Net increase (decrease) in net assets from operations	$109,709,523	$(36,284,038)
Capital transactions —
Contributions	$329,314,761	$739,654,827
Withdrawals	(660,500,102)	(159,206,013)
Net increase (decrease) in net assets from capital transactions	$(331,185,341)	$580,448,814

Net increase (decrease) in net assets	$(221,475,818)	$544,164,776

Net Assets
At beginning of year	$1,731,629,788	$1,187,465,012
At end of year	$1,510,153,970	$1,731,629,788

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Consolidated Supplementary Data

	Year Ended October 31, 2014								Period Ended October 31, 2010(1)
Ratios/Supplemental Data	2014		2013		2012		2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.28	%(3)	1.53	%(3)	1.62	%(3)	1.42	%(3)	1.47	%(4)
Net investment income	4.58%		3.41%		4.28%		2.10%		1.30	%(4)
Portfolio Turnover	116%		65%		91%		50%		7	%(5)

Total Return	6.99%		(1.50)%		5.20%		0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,510,154		$1,731,630		$1,187,465		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Includes interest and dividend expense, primarily on securities sold short, of 0.14%, 0.42%, 0.47% and 0.25% for the years ended October 31, 2014, 2013, 2012 and 2011, respectively.

(4)	Annualized.

(5)	Not annualized.

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 80.9%, 12.5%, 3.1%, 2.0% and 0.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2014 were $5,479,804 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Commodities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

32

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain loan or credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

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H  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

N  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in

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Notes to Consolidated Financial Statements — continued

the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the

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Notes to Consolidated Financial Statements — continued

counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $15,428,521 or 0.96% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,505,418,951	$1,159,881,825
U.S. Government and Agency Securities	—	8,949,904

	$1,505,418,951	$1,168,831,729

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,502,577,296

Gross unrealized appreciation	$31,471,586
Gross unrealized depreciation	(48,825,946)

Net unrealized depreciation	$(17,354,360)

The net unrealized appreciation (depreciation) on derivative contracts, foreign currency and securities sold short at October 31, 2014 on a federal income tax basis was $12,537,530.

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at October 31, 2014 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Commodity Contracts(1)

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation

12/24/14	Gold 8,388 Troy Ounces	United States Dollar 10,849,071	Citibank, N.A.	$1,012,508
12/24/14	Gold 3,113 Troy Ounces	United States Dollar 4,014,768	Merrill Lynch International	375,767

				$1,388,275

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/3/14	Euro 15,342,512	Swiss Franc 18,495,398	Morgan Stanley & Co. International PLC	$—	$(3,482)	$(3,482)
11/3/14	Romanian Leu 19,321,000	United States Dollar 5,560,000	BNP Paribas	70,066	—	70,066
11/3/14	Swiss Franc 23,652,559	United States Dollar 24,756,708	Goldman Sachs International	173,682	—	173,682
11/3/14	United States Dollar 19,323,894	Euro 15,342,512	Deutsche Bank AG	—	(97,423)	(97,423)
11/3/14	United States Dollar 5,508,011	Romanian Leu 19,321,000	BNP Paribas	—	(18,076)	(18,076)
11/3/14	United States Dollar 5,395,084	Swiss Franc 5,157,161	Goldman Sachs International	—	(35,046)	(35,046)
11/5/14	Euro 1,268,319	United States Dollar 1,715,440	Goldman Sachs International	126,035	—	126,035
11/5/14	Kazakhstani Tenge 573,500,000	United States Dollar 3,118,543	Deutsche Bank AG	—	(46,611)	(46,611)
11/5/14	Philippine Peso 224,880,000	United States Dollar 5,020,764	Goldman Sachs International	10,508	—	10,508
11/5/14	Swiss Franc 57,347,155	United States Dollar 63,115,606	Goldman Sachs International	3,512,018	—	3,512,018
11/5/14	Swiss Franc 33,721,315	United States Dollar 37,113,284	Goldman Sachs International	2,065,139	—	2,065,139
11/5/14	United States Dollar 1,637,514	Euro 1,268,319	Goldman Sachs International	—	(48,110)	(48,110)
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank, N.A.	—	(321,168)	(321,168)
11/5/14	United States Dollar 15,927,131	Philippine Peso 695,060,000	Deutsche Bank AG	—	(441,412)	(441,412)
11/5/14	United States Dollar 16,656,945	Philippine Peso 727,034,000	Goldman Sachs International	—	(458,855)	(458,855)
11/5/14	United States Dollar 13,179,010	Philippine Peso 575,132,000	Standard Chartered Bank	—	(365,249)	(365,249)
11/5/14	United States Dollar 24,757,097	Swiss Franc 23,652,559	Goldman Sachs International	—	(173,883)	(173,883)
11/5/14	United States Dollar 45,480,920	Swiss Franc 43,377,200	Goldman Sachs International	—	(396,961)	(396,961)
11/5/14	United States Dollar 25,417,214	Swiss Franc 24,038,711	Goldman Sachs International	—	(432,654)	(432,654)
11/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,396,169	JPMorgan Chase Bank, N.A.	2,007,261	—	2,007,261
11/7/14	United States Dollar 2,139,223	Indian Rupee 132,343,000	Goldman Sachs International	15,394	—	15,394
11/10/14	Thai Baht 436,244,000	United States Dollar 13,492,222	Goldman Sachs International	101,837	—	101,837
11/10/14	United States Dollar 13,499,319	Thai Baht 436,244,000	Goldman Sachs International	—	(108,935)	(108,935)
11/12/14	Kazakhstani Tenge 2,528,500,000	United States Dollar 13,700,152	Deutsche Bank AG	—	(175,958)	(175,958)
11/12/14	Mexican Peso 81,968,000	United States Dollar 6,167,113	Deutsche Bank AG	83,204	—	83,204

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank AG	$—	$(365,327)	$(365,327)
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank AG	—	(1,225,140)	(1,225,140)
11/12/14	United States Dollar 7,172,404	Mexican Peso 96,631,000	BNP Paribas	—	(163)	(163)
11/12/14	United States Dollar 26,093,952	Mexican Peso 347,895,000	BNP Paribas	—	(272,149)	(272,149)
11/12/14	United States Dollar 19,392,100	Mexican Peso 261,294,000	Citibank, N.A.	1,919	—	1,919
11/12/14	United States Dollar 3,700,531	Mexican Peso 49,895,000	Morgan Stanley & Co. International PLC	2,824	—	2,824
11/12/14	United States Dollar 9,314,822	Philippine Peso 409,107,000	BNP Paribas	—	(206,391)	(206,391)
11/13/14	United States Dollar 1,565,144	Indonesian Rupiah 18,606,431,000	BNP Paribas	—	(27,041)	(27,041)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank, N.A.	115,820	—	115,820
11/14/14	United States Dollar 3,723,904	Indian Rupee 230,640,000	Barclays Bank PLC	27,763	—	27,763
11/14/14	United States Dollar 8,832,934	Indian Rupee 543,070,000	Citibank, N.A.	824	—	824
11/14/14	United States Dollar 7,754,658	Indian Rupee 476,775,000	Deutsche Bank AG	723	—	723
11/14/14	United States Dollar 4,053,268	Indian Rupee 251,181,000	Standard Chartered Bank	32,526	—	32,526
11/17/14	British Pound Sterling 9,648,119	Euro 12,147,000	Citibank, N.A.	—	(209,193)	(209,193)
11/17/14	British Pound Sterling 400,627	Euro 504,000	Goldman Sachs International	—	(9,175)	(9,175)
11/17/14	British Pound Sterling 9,648,063	Euro 12,148,000	Morgan Stanley & Co. International PLC	—	(207,850)	(207,850)
11/17/14	British Pound Sterling 10,716,888	Euro 13,497,000	Morgan Stanley & Co. International PLC	—	(226,829)	(226,829)
11/17/14	British Pound Sterling 9,119,039	Euro 11,490,000	Standard Chartered Bank	—	(186,300)	(186,300)
11/17/14	Euro 8,936,000	British Pound Sterling 7,156,485	Deutsche Bank AG	247,945	—	247,945
11/17/14	Euro 26,951,000	British Pound Sterling 21,583,978	HSBC Bank USA, N.A.	747,802	—	747,802
11/17/14	Euro 3,458,000	British Pound Sterling 2,772,763	JPMorgan Chase Bank, N.A.	101,369	—	101,369
11/17/14	Euro 10,441,000	British Pound Sterling 8,373,264	Nomura International PLC	308,074	—	308,074
11/18/14	British Pound Sterling 21,735	United States Dollar 34,773	Goldman Sachs International	7	—	7
11/18/14	Japanese Yen 6,295,806,000	United States Dollar 61,508,309	Goldman Sachs International	5,452,929	—	5,452,929
11/18/14	United States Dollar 14,500,306	Japanese Yen 1,577,742,000	Goldman Sachs International	—	(452,711)	(452,711)

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/20/14	United States Dollar 3,244,059	Indonesian Rupiah 38,445,346,425	BNP Paribas	$—	$(68,420)	$(68,420)
11/20/14	United States Dollar 2,966,634	Indonesian Rupiah 35,151,648,000	Standard Chartered Bank	—	(63,059)	(63,059)
11/21/14	Euro 9,212,929	United States Dollar 12,225,355	Bank of America, N.A.	678,918	—	678,918
11/21/14	Euro 6,216,137	United States Dollar 7,983,478	Bank of America, N.A.	192,880	—	192,880
11/21/14	Euro 3,957,523	United States Dollar 5,045,545	Bank of America, N.A.	85,637	—	85,637
11/21/14	Euro 972,531	United States Dollar 1,296,802	Bank of America, N.A.	77,942	—	77,942
11/21/14	Euro 1,131,222	United States Dollar 1,501,675	Goldman Sachs International	83,930	—	83,930
11/21/14	Euro 3,598,200	United States Dollar 4,535,711	Goldman Sachs International	26,137	—	26,137
11/21/14	Euro 900,555	United States Dollar 1,140,544	Goldman Sachs International	11,891	—	11,891
11/21/14	Euro 257,302	United States Dollar 328,595	Goldman Sachs International	6,122	—	6,122
11/21/14	Euro 257,304	United States Dollar 325,780	Goldman Sachs International	3,305	—	3,305
11/21/14	Kazakhstani Tenge 1,005,500,000	United States Dollar 5,443,698	Deutsche Bank AG	—	(34,637)	(34,637)
11/21/14	United States Dollar 6,897,625	Chilean Peso 4,057,528,000	BNP Paribas	142,286	—	142,286
11/21/14	United States Dollar 10,416,842	Chilean Peso 6,135,749,000	Citibank, N.A.	228,834	—	228,834
11/21/14	United States Dollar 3,114,787	Indian Rupee 192,634,000	Citibank, N.A.	15,929	—	15,929
11/21/14	United States Dollar 3,269,220	Indian Rupee 202,283,000	JPMorgan Chase Bank, N.A.	18,313	—	18,313
11/21/14	United States Dollar 3,077,385	Indian Rupee 190,444,000	Standard Chartered Bank	17,738	—	17,738
11/21/14	United States Dollar 3,520,547	Indonesian Rupiah 43,383,700,000	Deutsche Bank AG	62,613	—	62,613
11/21/14	United States Dollar 4,973,185	Indonesian Rupiah 61,259,696,000	Goldman Sachs International	86,394	—	86,394
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank, N.A.	—	(282,544)	(282,544)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Capital PLC	—	(424,524)	(424,524)
11/24/14	Romanian Leu 57,398,800	United States Dollar 16,672,127	Bank of America, N.A.	374,277	—	374,277
11/24/14	United States Dollar 5,556,163	Romanian Leu 19,321,000	BNP Paribas	—	(70,146)	(70,146)
11/25/14	Euro 3,248,579	United States Dollar 4,313,444	Bank of America, N.A.	241,941	—	241,941
11/25/14	Euro 6,393,700	United States Dollar 8,489,523	Goldman Sachs International	476,183	—	476,183

40

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/25/14	Euro 2,700,868	United States Dollar 3,554,180	Goldman Sachs International	$169,134	$—	$169,134
11/25/14	Euro 129,906	United States Dollar 171,917	Goldman Sachs International	9,103	—	9,103
11/25/14	United States Dollar 2,011,182	Euro 1,557,000	Bank of America, N.A.	—	(59,765)	(59,765)
11/25/14	United States Dollar 757,019	Euro 575,932	Goldman Sachs International	—	(35,193)	(35,193)
11/25/14	United States Dollar 2,242,724	Euro 1,737,845	Goldman Sachs International	—	(64,651)	(64,651)
11/26/14	Euro 116,637,708	United States Dollar 156,534,802	Standard Chartered Bank	10,349,719	—	10,349,719
11/26/14	United States Dollar 2,552,118	Euro 2,015,159	Standard Chartered Bank	—	(26,467)	(26,467)
11/26/14	United States Dollar 4,732,179	Euro 3,669,351	Standard Chartered Bank	—	(133,285)	(133,285)
11/26/14	United States Dollar 4,560,987	Euro 3,512,450	Standard Chartered Bank	—	(158,741)	(158,741)
11/26/14	United States Dollar 15,001,300	Euro 11,786,340	Standard Chartered Bank	—	(229,172)	(229,172)
12/3/14	Euro 6,181,812	United States Dollar 8,278,497	JPMorgan Chase Bank, N.A.	530,325	—	530,325
12/3/14	Kazakhstani Tenge 2,038,693,011	United States Dollar 10,999,153	Deutsche Bank AG	—	(2,780)	(2,780)
12/3/14	Russian Ruble 860,653,000	United States Dollar 22,460,772	Bank of America, N.A.	2,615,277	—	2,615,277
12/3/14	Russian Ruble 205,802,000	United States Dollar 5,372,018	Citibank, N.A.	626,502	—	626,502
12/3/14	Russian Ruble 310,079,000	United States Dollar 8,089,721	Morgan Stanley & Co. International PLC	939,718	—	939,718
12/3/14	United States Dollar 1,708,280	Euro 1,323,126	JPMorgan Chase Bank, N.A.	—	(49,898)	(49,898)
12/3/14	United States Dollar 1,631,988	Euro 1,258,784	JPMorgan Chase Bank, N.A.	—	(54,251)	(54,251)
12/3/14	United States Dollar 4,663,432	Euro 3,599,902	JPMorgan Chase Bank, N.A.	—	(151,379)	(151,379)
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank AG	—	(192,057)	(192,057)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank AG	—	(1,187,990)	(1,187,990)
12/3/14	United States Dollar 3,401,928	Russian Ruble 132,369,000	Bank of America, N.A.	—	(349,677)	(349,677)
12/3/14	United States Dollar 30,481,744	Russian Ruble 1,193,919,000	Bank of America, N.A.	—	(2,951,585)	(2,951,585)
12/3/14	United States Dollar 1,291,339	Russian Ruble 50,246,000	Citibank, N.A.	—	(132,734)	(132,734)
12/8/14	South African Rand 167,997,113	United States Dollar 15,515,780	Citibank, N.A.	370,041	—	370,041
12/8/14	South African Rand 166,232,604	United States Dollar 15,351,114	JPMorgan Chase Bank, N.A.	364,453	—	364,453

41

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/8/14	United States Dollar 10,069,011	South African Rand 113,805,000	Deutsche Bank AG	$191,051	$—	$191,051
12/8/14	United States Dollar 1,078,034	South African Rand 11,787,000	Goldman Sachs International	—	(15,380)	(15,380)
12/8/14	United States Dollar 9,394,009	South African Rand 102,700,000	Standard Chartered Bank	—	(135,115)	(135,115)
12/9/14	Ghanaian Cedi 6,152,500	United States Dollar 2,055,424	Standard Bank PLC	195,721	—	195,721
12/10/14	Euro 23,512,334	United States Dollar 31,039,925	JPMorgan Chase Bank, N.A.	1,568,653	—	1,568,653
12/12/14	Ghanaian Cedi 3,122,000	United States Dollar 1,041,535	Standard Bank PLC	99,618	—	99,618
12/12/14	Thai Baht 543,230,000	United States Dollar 16,839,120	Citibank, N.A.	188,902	—	188,902
12/12/14	United States Dollar 7,546,151	Indonesian Rupiah 90,267,054,000	Nomura International PLC	—	(112,175)	(112,175)
12/12/14	United States Dollar 16,786,045	Thai Baht 543,230,000	Citibank, N.A.	—	(135,828)	(135,828)
12/17/14	Euro 7,861,116	United States Dollar 10,372,664	Bank of America, N.A.	518,789	—	518,789
12/17/14	Japanese Yen 1,483,676,000	United States Dollar 13,849,628	Bank of America, N.A.	634,927	—	634,927
12/17/14	United States Dollar 10,085,615	Euro 7,861,116	Bank of America, N.A.	—	(231,740)	(231,740)
12/19/14	Ghanaian Cedi 3,170,000	United States Dollar 1,054,032	Standard Bank PLC	101,785	—	101,785
12/19/14	Thai Baht 182,084,000	United States Dollar 5,564,914	Citibank, N.A.	—	(14,313)	(14,313)
12/19/14	Thai Baht 211,789,000	United States Dollar 6,475,738	Goldman Sachs International	—	(13,679)	(13,679)
12/19/14	United States Dollar 5,627,345	Thai Baht 182,084,000	Citibank, N.A.	—	(48,118)	(48,118)
12/19/14	United States Dollar 6,542,756	Thai Baht 211,789,000	Goldman Sachs International	—	(53,339)	(53,339)
12/22/14	Euro 8,206,500	United States Dollar 10,528,775	Citibank, N.A.	241,629	—	241,629
12/22/14	Euro 18,721,200	United States Dollar 24,022,857	Deutsche Bank AG	555,152	—	555,152
12/22/14	Euro 23,352,800	United States Dollar 29,968,415	Goldman Sachs International	694,831	—	694,831
12/22/14	Kazakhstani Tenge 2,990,900,000	United States Dollar 16,101,750	Deutsche Bank AG	157,724	—	157,724
12/22/14	United States Dollar 11,751,555	Chilean Peso 6,930,132,000	JPMorgan Chase Bank, N.A.	240,458	—	240,458
12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Capital PLC	—	(2,265,411)	(2,265,411)
12/24/14	Euro 62,028,022	United States Dollar 80,543,387	Deutsche Bank AG	2,787,999	—	2,787,999

42

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

12/24/14	United States Dollar 7,269,632	Euro 5,687,932	Deutsche Bank AG	$—	$(139,510)	$(139,510)
12/26/14	United States Dollar 15,214,004	Peruvian New Sol 44,326,000	BNP Paribas	—	(138,896)	(138,896)
12/26/14	United States Dollar 12,928,387	Peruvian New Sol 37,641,000	Citibank, N.A.	—	(126,823)	(126,823)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank, N.A.	—	(136,034)	(136,034)
1/2/15	Singapore Dollar 11,309,000	United States Dollar 8,880,251	Standard Chartered Bank	79,105	—	79,105
1/8/15	South African Rand 193,813,957	United States Dollar 16,907,344	Citibank, N.A.	—	(469,666)	(469,666)
1/8/15	South African Rand 192,238,616	United States Dollar 16,767,433	JPMorgan Chase Bank, N.A.	—	(468,335)	(468,335)
1/12/15	Australian Dollar 37,549,900	United States Dollar 32,781,063	Australia and New Zealand Banking Group Limited	—	(103,099)	(103,099)
1/12/15	Australian Dollar 15,467,100	United States Dollar 13,495,354	Morgan Stanley & Co. International PLC	—	(49,891)	(49,891)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank, N.A.	—	(15,796)	(15,796)
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	—	(14,824)	(14,824)
1/14/15	United States Dollar 2,335,298	Egyptian Pound 17,036,000	Citibank, N.A.	7,853	—	7,853
1/15/15	Euro 14,870,000	British Pound Sterling 11,756,044	BNP Paribas	152,119	—	152,119
1/15/15	Euro 5,343,000	British Pound Sterling 4,282,949	Citibank, N.A.	148,726	—	148,726
1/15/15	Euro 8,200,000	British Pound Sterling 6,482,756	Morgan Stanley & Co. International PLC	83,781	—	83,781
1/15/15	Euro 6,101,000	British Pound Sterling 4,890,989	Standard Chartered Bank	170,508	—	170,508
1/16/15	Euro 16,128,110	Polish Zloty 68,046,917	Bank of America, N.A.	—	(86,562)	(86,562)
1/16/15	Euro 15,214,269	Polish Zloty 64,179,415	BNP Paribas	—	(85,169)	(85,169)
1/16/15	Euro 10,387,000	United States Dollar 13,150,669	Deutsche Bank AG	127,901	—	127,901
1/16/15	Japanese Yen 1,868,300,000	United States Dollar 17,485,260	Goldman Sachs International	837,287	—	837,287
1/16/15	United States Dollar 11,339,815	Indonesian Rupiah 140,840,500,000	Goldman Sachs International	179,781	—	179,781
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank, N.A.	—	(160,264)	(160,264)
1/20/15	Euro 4,294,588	Polish Zloty 18,244,912	BNP Paribas	13,090	—	13,090
1/20/15	Euro 9,030,724	Polish Zloty 38,356,872	Nomura International PLC	24,922	—	24,922

43

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/20/15	Polish Zloty 15,786,000	United States Dollar 4,735,240	Goldman Sachs International	$65,067	$—	$65,067
1/20/15	United States Dollar 5,629,918	Egyptian Pound 41,211,000	Citibank, N.A.	28,951	—	28,951
1/20/15	United States Dollar 7,064,459	Indian Rupee 437,290,000	BNP Paribas	—	(19,065)	(19,065)
1/20/15	United States Dollar 7,481,188	Indian Rupee 463,310,000	Goldman Sachs International	—	(16,573)	(16,573)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	—	(49,964)	(49,964)
1/21/15	New Zealand Dollar 13,763,000	United States Dollar 10,842,079	Australia and New Zealand Banking Group Limited	195,066	—	195,066
1/21/15	New Zealand Dollar 18,329,000	United States Dollar 14,401,279	BNP Paribas	222,024	—	222,024
1/21/15	New Zealand Dollar 11,931,000	United States Dollar 9,387,764	BNP Paribas	157,981	—	157,981
1/21/15	New Zealand Dollar 18,389,000	United States Dollar 14,512,231	Deutsche Bank AG	286,560	—	286,560
1/21/15	New Zealand Dollar 12,260,000	United States Dollar 9,644,819	Nomura International PLC	160,523	—	160,523
1/22/15	United States Dollar 5,627,133	Egyptian Pound 41,212,000	Citibank, N.A.	28,767	—	28,767
1/23/15	Canadian Dollar 16,254,431	United States Dollar 14,442,093	Deutsche Bank AG	49,203	—	49,203
1/23/15	Canadian Dollar 34,479,812	United States Dollar 30,633,609	Nomura International PLC	102,604	—	102,604
1/23/15	United States Dollar 4,197,916	Indonesian Rupiah 51,046,660,000	Goldman Sachs International	—	(29,481)	(29,481)
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank, N.A.	—	(36,410)	(36,410)
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank, N.A.	—	(160,925)	(160,925)
1/28/15	Euro 1,592,277	United States Dollar 2,034,691	Australia and New Zealand Banking Group Limited	38,179	—	38,179
1/28/15	United States Dollar 36,072,803	Mexican Peso 491,023,000	HSBC Bank USA, N.A.	208,576	—	208,576
1/29/15	Russian Ruble 531,560,000	United States Dollar 12,179,396	BNP Paribas	102,000	—	102,000
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(72,458)	(72,458)
1/30/15	Australian Dollar 24,043,539	United States Dollar 21,240,303	Goldman Sachs International	211,684	—	211,684
1/30/15	New Zealand Dollar 23,628,456	United States Dollar 18,631,865	JPMorgan Chase Bank, N.A.	369,183	—	369,183
1/30/15	United States Dollar 2,528,832	Indonesian Rupiah 31,269,010,000	BNP Paribas	20,445	—	20,445
1/30/15	United States Dollar 2,503,548	Indonesian Rupiah 30,943,850,000	BNP Paribas	19,220	—	19,220

44

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/30/15	United States Dollar 2,506,781	Indonesian Rupiah 30,958,740,000	Citibank, N.A.	$17,201	$—	$17,201
1/30/15	United States Dollar 2,506,779	Indonesian Rupiah 30,958,720,000	Citibank, N.A.	17,201	—	17,201
1/30/15	United States Dollar 2,502,535	Indonesian Rupiah 30,943,850,000	Goldman Sachs International	20,233	—	20,233
2/4/15	Euro 33,843,879	United States Dollar 42,953,805	Goldman Sachs International	515,608	—	515,608
2/4/15	New Zealand Dollar 9,376,000	United States Dollar 7,306,361	JPMorgan Chase Bank, N.A.	63,121	—	63,121
2/4/15	New Zealand Dollar 12,843,000	United States Dollar 10,003,508	Morgan Stanley & Co. International PLC	81,908	—	81,908
2/5/15	Kazakhstani Tenge 492,908,000	United States Dollar 2,630,947	Deutsche Bank AG	103,695	—	103,695
2/5/15	Russian Ruble 332,481,000	United States Dollar 7,649,102	BNP Paribas	100,950	—	100,950
2/5/15	Russian Ruble 325,882,000	United States Dollar 7,505,343	JPMorgan Chase Bank, N.A.	107,005	—	107,005
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank AG	—	(442,072)	(442,072)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank, N.A.	—	(8,961)	(8,961)
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank, N.A.	—	(9,574)	(9,574)
2/20/15	Argentine Peso 14,000,000	United States Dollar 1,343,570	Bank of America, N.A.	—	(134,597)	(134,597)
2/20/15	Argentine Peso 27,000,000	United States Dollar 2,608,696	Citibank, N.A.	—	(242,055)	(242,055)
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America, N.A.	271,270	—	271,270
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank, N.A.	523,164	—	523,164
2/23/15	Argentine Peso 6,000,000	United States Dollar 574,988	Citibank, N.A.	—	(55,974)	(55,974)
2/23/15	Argentine Peso 15,000,000	United States Dollar 1,446,480	Citibank, N.A.	—	(130,925)	(130,925)
2/23/15	Argentine Peso 16,000,000	United States Dollar 1,542,317	Citibank, N.A.	—	(140,248)	(140,248)
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank, N.A.	701,277	—	701,277
2/24/15	Argentine Peso 12,350,000	United States Dollar 1,182,610	Citibank, N.A.	—	(114,388)	(114,388)
2/24/15	Argentine Peso 19,650,000	United States Dollar 1,878,944	Citibank, N.A.	—	(184,700)	(184,700)
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank, N.A.	602,022	—	602,022
2/25/15	Argentine Peso 11,464,000	United States Dollar 1,095,985	Bank of America, N.A.	—	(106,362)	(106,362)

45

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/25/15	Argentine Peso 19,000,000	United States Dollar 1,815,402	Citibank, N.A.	$—	$(177,322)	$(177,322)
2/25/15	Argentine Peso 27,000,000	United States Dollar 2,587,694	Citibank, N.A.	—	(244,071)	(244,071)
2/25/15	Argentine Peso 38,000,000	United States Dollar 3,659,476	Citibank, N.A.	—	(325,971)	(325,971)
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America, N.A.	209,793	—	209,793
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank, N.A.	1,537,210	—	1,537,210
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank, N.A.	—	(28,356)	(28,356)
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank, N.A.	—	(175,806)	(175,806)
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank, N.A.	89,015	—	89,015
3/13/15	Euro 8,484,427	Serbian Dinar 1,036,797,000	Deutsche Bank AG	53,344	—	53,344
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America, N.A.	226,383	—	226,383
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America, N.A.	182,622	—	182,622
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank, N.A.	505,121	—	505,121
3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank, N.A.	216,798	—	216,798
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank, N.A.	151,163	—	151,163
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank, N.A.	87,135	—	87,135
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	317,285	—	317,285
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	89,381	—	89,381
3/23/15	Romanian Leu 72,512,111	Euro 16,152,820	Bank of America, N.A.	—	(232,761)	(232,761)
3/23/15	Romanian Leu 27,261,289	Euro 6,091,064	BNP Paribas	—	(64,514)	(64,514)
3/23/15	Romanian Leu 36,132,238	Euro 8,046,731	BNP Paribas	—	(118,613)	(118,613)
3/23/15	Romanian Leu 37,125,362	Euro 8,282,289	JPMorgan Chase Bank, N.A.	—	(103,827)	(103,827)
3/23/15	Romanian Leu 28,245,000	Euro 6,299,766	Standard Chartered Bank	—	(80,755)	(80,755)
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America, N.A.	534,035	—	534,035
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank, N.A.	509,010	—	509,010

46

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

3/31/15	Romanian Leu 85,420,934	Euro 18,948,575	Citibank, N.A.	$—	$(365,097)	$(365,097)
3/31/15	Romanian Leu 25,916,180	Euro 5,750,746	Deutsche Bank AG	—	(108,427)	(108,427)
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank, N.A.	—	(31,680)	(31,680)
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank, N.A.	—	(142,816)	(142,816)
4/21/15	Euro 9,809,791	Serbian Dinar 1,213,471,180	Citibank, N.A.	128,282	—	128,282
4/21/15	Euro 1,945,896	Serbian Dinar 240,610,000	Citibank, N.A.	24,449	—	24,449
4/21/15	Euro 1,584,569	Serbian Dinar 196,011,172	Citibank, N.A.	20,721	—	20,721
4/29/15	Russian Ruble 246,186,000	United States Dollar 5,516,155	Credit Suisse International	58,728	—	58,728
4/29/15	Russian Ruble 529,469,000	United States Dollar 11,882,159	JPMorgan Chase Bank, N.A.	144,942	—	144,942
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank, N.A.	—	(28,740)	(28,740)
5/21/15	New Turkish Lira 21,308,000	United States Dollar 9,020,787	BNP Paribas	—	(165,953)	(165,953)
5/21/15	New Turkish Lira 85,896,000	United States Dollar 36,390,751	BNP Paribas	—	(642,486)	(642,486)
5/21/15	New Turkish Lira 12,235,000	United States Dollar 5,049,525	Standard Chartered Bank	—	(225,478)	(225,478)
5/21/15	New Turkish Lira 30,313,000	United States Dollar 12,822,107	Standard Chartered Bank	—	(247,052)	(247,052)
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America, N.A.	—	(147,374)	(147,374)
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	—	(104,933)	(104,933)
5/21/15	United States Dollar 9,235,213	New Turkish Lira 22,376,922	Standard Chartered Bank	412,382	—	412,382
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	Standard Bank PLC	7,856	—	7,856
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	Standard Bank PLC	23,684	—	23,684

				$54,933,550	$(23,971,778)	$30,961,772

47

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October 31, 2014

Notes to Consolidated Financial Statements — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Commodity Futures
12/14	14 Gold	Short	$(1,818,530)	$(1,640,240)	$178,290
12/14	98 LME Copper	Long	15,914,930	16,488,500	573,570
12/14	98 LME Copper	Short	(17,946,580)	(16,488,500)	1,458,080
1/15	232 Platinum	Long	15,519,140	14,328,320	(1,190,820)

	Equity Futures

11/14	2,247 SGX CNX Nifty Index	Long	36,393,028	37,544,370	1,151,342
12/14	244 TOPIX Index	Long	27,993,892	29,788,642	1,794,750

	Interest Rate Futures
12/14	966 Euro-Bobl	Short	(154,609,089)	(155,010,032)	(400,943)
12/14	328 Euro-Bund	Short	(61,198,738)	(62,029,025)	(830,287)
12/14	312 IMM 10-Year Interest Rate Swap	Long	30,763,325	29,839,555	(923,770)
12/14	69 Japan 10-Year Bond	Short	(89,532,606)	(90,011,751)	(479,145)
12/14	669 U.S. 2-Year Deliverable Interest Rate Swap	Short	(67,146,755)	(67,187,461)	(40,706)
12/14	506 U.S. 5-Year Deliverable Interest Rate Swap	Short	(51,329,756)	(51,643,625)	(313,869)
12/14	57 U.S. 5-Year Treasury Note	Short	(6,873,589)	(6,807,492)	66,097
12/14	890 U.S. 10-Year Deliverable Interest Rate Swap	Short	(91,843,017)	(92,879,844)	(1,036,827)
12/14	91 U.S. 10-Year Treasury Note	Short	(11,693,585)	(11,498,703)	194,882
3/16	2,650 CME 90-Day Eurodollar	Short	(653,655,625)	(655,378,125)	(1,722,500)

					$(1,521,856)

CME:	Chicago Mercantile Exchange.

LME:	London Metal Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

48

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20%	12/16/16	$82,035
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	118,487
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(361,799)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(1,200,490)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,456,025)
LCH.Clearnet	HUF	2,908,904	Receives	6-month HUF BUBOR	3.69	5/15/19	(675,800)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	(1,425,107)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75	6/12/24	(402,300)
LCH.Clearnet(1)	NOK	679,302	Receives	3-month NOK NIBOR	1.71	9/21/16	(83,994)
LCH.Clearnet(1)	NOK	1,085,314	Receives	3-month NOK NIBOR	1.72	9/21/16	(136,289)
LCH.Clearnet(1)	NOK	1,352,354	Receives	3-month NOK NIBOR	1.81	9/21/16	(220,348)
LCH.Clearnet(1)	NOK	1,352,354	Receives	3-month NOK NIBOR	1.84	9/21/16	(233,581)
LCH.Clearnet(1)	NOK	1,352,354	Receives	3-month NOK NIBOR	1.84	9/21/16	(236,188)
LCH.Clearnet(1)	NOK	1,352,354	Receives	3-month NOK NIBOR	1.88	9/21/16	(257,440)
LCH.Clearnet(1)	NOK	2,163,767	Receives	3-month NOK NIBOR	1.78	9/21/16	(322,723)
LCH.Clearnet(1)	NOK	2,704,708	Receives	3-month NOK NIBOR	1.82	9/21/16	(447,513)
LCH.Clearnet(1)	NOK	2,704,709	Receives	3-month NOK NIBOR	1.82	9/21/16	(451,122)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	62,067
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	41,102
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	13,219
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	5,170
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	6,361
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	705,564
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	225,923
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95	10/27/19	105,596
LCH.Clearnet(1)	SEK	417,969	Pays	3-month SEK STIBOR	0.77	9/21/16	54,736
LCH.Clearnet(1)	SEK	1,160,396	Pays	3-month SEK STIBOR	0.76	9/21/16	147,718
LCH.Clearnet(1)	SEK	1,461,357	Pays	3-month SEK STIBOR	0.89	9/21/16	255,495
LCH.Clearnet(1)	SEK	1,461,357	Pays	3-month SEK STIBOR	0.81	9/21/16	212,747
LCH.Clearnet(1)	SEK	1,461,357	Pays	3-month SEK STIBOR	0.77	9/21/16	188,603
LCH.Clearnet(1)	SEK	1,461,357	Pays	3-month SEK STIBOR	0.76	9/21/16	186,030
LCH.Clearnet(1)	SEK	2,338,144	Pays	3-month SEK STIBOR	0.70	9/21/16	246,032
LCH.Clearnet(1)	SEK	2,922,714	Pays	3-month SEK STIBOR	0.89	9/21/16	509,802
LCH.Clearnet(1)	SEK	2,922,714	Pays	3-month SEK STIBOR	0.76	9/21/16	372,061

							$(4,371,971)

HUF	–	Hungarian Forint
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty
SEK	–	Swedish Krona

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2014.

49

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(133,749)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	256,604
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	87,200
Bank of America, N.A.	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(67,392)
Bank of America, N.A.	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	(172,956)
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(62,208)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	270,121
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	192,486
Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	391,480
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	378,410
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	153,125
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(137,232)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(736,575)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	454,538
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	232,499
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	852,777
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	1,418,772
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	802,000
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	426,614
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(309,896)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	133,574
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	622,883
Citibank, N.A.	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(67,018)
Citibank, N.A.	MYR	48,425	Pays	3-month MYR KLIBOR	3.60	2/25/16	(32,430)
Citibank, N.A.	MYR	17,140	Receives	3-month MYR KLIBOR	4.58	1/15/24	(167,087)
Citibank, N.A.	MYR	11,701	Receives	3-month MYR KLIBOR	4.57	2/25/24	(116,565)
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	381,139
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	282,846
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	59,695
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	187,404
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	179,076
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	262,324
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	212,883
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	613,652
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(551,563)
Deutsche Bank AG	BRL	15,532	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(11,702)
Deutsche Bank AG	BRL	74,906	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	45,465
Deutsche Bank AG	BRL	261,813	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(652,868)
Deutsche Bank AG	CLP	13,363,589	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(105,268)
Deutsche Bank AG	CLP	13,639,184	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	(16,914)
Deutsche Bank AG	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(78,069)
Deutsche Bank AG	MYR	97,326	Pays	3-month MYR KLIBOR	3.60	2/26/16	(66,552)
Deutsche Bank AG	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	(158,323)

50

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	MYR	23,585	Receives	3-month MYR KLIBOR	4.56%	2/26/24	$(231,602)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	154,329
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	671,624
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	392,091
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	267,455
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	228,139
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	161,244
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(146,692)
Goldman Sachs International	BRL	155,656	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	26,195
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(167,375)
Goldman Sachs International	BRL	186,887	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	121,052
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(105,813)
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	37,706
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	213,115
Goldman Sachs International	CLP	2,876,075	Receives	6-month Sinacofi Chile Interbank Rate	3.90	10/20/19	3,587
Goldman Sachs International	CLP	4,424,731	Receives	6-month Sinacofi Chile Interbank Rate	3.97	10/29/19	(15,153)
Goldman Sachs International	CLP	1,393,790	Receives	6-month Sinacofi Chile Interbank Rate	3.98	10/30/19	(5,750)
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(76,879)
Goldman Sachs International	MYR	95,709	Pays	3-month MYR KLIBOR	3.78	7/30/16	10,089
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(145,335)
Goldman Sachs International	MYR	30,983	Receives	3-month MYR KLIBOR	4.38	7/30/24	(151,083)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	132,758
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(431,364)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	89,126
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(162,468)
JPMorgan Chase Bank, N.A.	MYR	47,006	Pays	3-month MYR KLIBOR	3.60	2/25/16	(31,479)
JPMorgan Chase Bank, N.A.	MYR	93,536	Pays	3-month MYR KLIBOR	3.60	2/26/16	(63,961)
JPMorgan Chase Bank, N.A.	MYR	11,553	Receives	3-month MYR KLIBOR	4.56	2/25/24	(113,000)
JPMorgan Chase Bank, N.A.	MYR	22,924	Receives	3-month MYR KLIBOR	4.57	2/26/24	(226,495)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(282,847)
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(38,057)
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(38,057)
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	177,630

							$5,505,930

BRL	–	Brazilian Real
CLP	–	Chilean Peso
HUF	–	Hungarian Forint
MYR	–	Malaysian Ringgit
NZD	–	New Zealand Dollar
PLN	–	Polish Zloty

51

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.21%	$(20,751)	$89,511	$68,760
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.21	(21,555)	92,835	71,280
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	2.35	(87,293)	86,793	(500)
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	2.35	(208,860)	200,184	(8,676)
Russia	Deutsche Bank AG	6,530	1.00	(1)	3/20/19	2.35	(349,707)	337,688	(12,019)
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	2.35	(174,050)	166,820	(7,230)
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.49	22,135	6,117	28,252
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.49	6,176	1,628	7,804
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.09	(39,293)	259,737	220,444
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.09	(11,197)	141,938	130,741
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.09	(21,856)	108,775	86,919
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.09	(7,465)	43,982	36,517
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.49	26,577	8,154	34,731
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.49	15,822	4,895	20,717
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.09	(7,465)	78,838	71,373
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.09	(3,747)	36,846	33,099
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.09	(6,256)	63,743	57,487
South Africa	Citibank, N.A.	4,800	1.00	(1)	9/20/15	0.45	28,829	23,765	52,594
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.49	33,204	11,199	44,403
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	0.49	13,878	4,031	17,909
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.49	6,175	1,914	8,089
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.61	58,465	39,063	97,528
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.61	52,619	19,878	72,497
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.09	(5,524)	75,869	70,345
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.09	(8,510)	107,873	99,363
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.09	(7,255)	102,161	94,906
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.09	(22,394)	303,543	281,149
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.09	(4,583)	61,308	56,725
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.15	(9,672)	39,359	29,687
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.09	(7,464)	77,505	70,041
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.15	(26,016)	95,567	69,551
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.15	(9,135)	38,634	29,499
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.09	(11,197)	116,258	105,061
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.09	(1,493)	8,817	7,324
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.15	(27,664)	114,787	87,123
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.08	(892,648)	575,443	(317,205)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.38	(286,625)	428,653	142,028
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.38	(172,175)	243,388	71,213
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.38	(135,070)	194,779	59,709
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.08	(539,540)	435,159	(104,381)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.38	(419,960)	605,605	185,645

52

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Turkey	Morgan Stanley & Co. International PLC	$21,477	1.00	%(1)	9/20/18	1.38%	$(286,646)	$433,759	$147,113
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.38	(172,175)	250,635	78,460
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.38	(85,421)	129,917	44,496
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.38	(57,392)	85,937	28,545
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.38	(56,057)	77,676	21,619

Total		$337,103					$(3,940,231)	$6,430,966	$2,490,735

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	Barclays Bank PLC	$4,691	1.00%(1)	12/20/18	$38,771	$(45,963)	$(7,192)
Bulgaria	BNP Paribas	2,009	1.00(1)	6/20/18	8,423	(8,397)	26
Bulgaria	BNP Paribas	3,100	1.00(1)	9/20/18	19,388	(22,836)	(3,448)
Bulgaria	BNP Paribas	2,100	1.00(1)	9/20/18	13,133	(17,741)	(4,608)
Bulgaria	BNP Paribas	2,160	1.00(1)	12/20/18	17,853	(18,570)	(717)
Bulgaria	Goldman Sachs International	3,220	1.00(1)	9/20/18	20,138	(21,331)	(1,193)
Bulgaria	Goldman Sachs International	2,000	1.00(1)	12/20/18	16,530	(19,524)	(2,994)
Bulgaria	Goldman Sachs International	4,000	1.00(1)	12/20/18	33,060	(38,293)	(5,233)
China	Bank of America, N.A.	6,100	1.00(1)	3/20/17	(104,896)	(86,820)	(191,716)
China	Barclays Bank PLC	10,076	1.00(1)	3/20/17	(173,268)	(130,506)	(303,774)
China	Deutsche Bank AG	3,700	1.00(1)	3/20/17	(63,625)	(45,545)	(109,170)
China	Deutsche Bank AG	4,300	1.00(1)	3/20/17	(73,943)	(52,930)	(126,873)
China	JPMorgan Chase Bank, N.A.	10,200	1.00(1)	3/20/18	(193,414)	106,690	(86,724)
Colombia	Bank of America, N.A.	3,900	1.00(1)	9/20/21	29,183	(120,610)	(91,427)
Colombia	Deutsche Bank AG	4,100	1.00(1)	6/20/22	53,996	(208,198)	(154,202)
Colombia	Deutsche Bank AG	4,580	1.00(1)	6/20/22	60,318	(259,625)	(199,307)
Colombia	Goldman Sachs International	7,410	1.00(1)	6/20/17	(111,714)	(128,204)	(239,918)
Colombia	Goldman Sachs International	2,990	1.00(1)	9/20/21	22,374	(90,843)	(68,469)
Colombia	Goldman Sachs International	1,220	1.00(1)	6/20/22	16,067	(81,272)	(65,205)

53

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Colombia	HSBC Bank USA, N.A.	$4,040	1.00%(1)	6/20/17	$(60,908)	$(70,873)	$(131,781)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00(1)	9/20/21	33,449	(138,238)	(104,789)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00(1)	6/20/22	52,679	(197,711)	(145,032)
Croatia	BNP Paribas	2,000	1.00(1)	12/20/17	59,588	(84,481)	(24,893)
Croatia	BNP Paribas	3,960	1.00(1)	6/20/18	159,017	(228,946)	(69,929)
Croatia	Citibank, N.A.	1,500	1.00(1)	12/20/17	44,691	(62,603)	(17,912)
Croatia	Citibank, N.A.	5,000	1.00(1)	12/20/17	148,970	(213,506)	(64,536)
Croatia	Citibank, N.A.	1,913	1.00(1)	3/20/18	66,886	(119,410)	(52,524)
Croatia	Citibank, N.A.	930	1.00(1)	6/20/18	37,345	(54,699)	(17,354)
Croatia	Citibank, N.A.	1,270	1.00(1)	6/20/18	50,998	(86,974)	(35,976)
Croatia	Citibank, N.A.	5,580	1.00(1)	6/20/18	224,070	(377,314)	(153,244)
Croatia	Goldman Sachs International	2,000	1.00(1)	12/20/17	59,588	(83,692)	(24,104)
Croatia	HSBC Bank USA, N.A.	2,822	1.00(1)	3/20/18	98,668	(176,150)	(77,482)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00(1)	6/20/18	61,559	(105,071)	(43,512)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00(1)	12/20/16	18,440	(53,734)	(35,294)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00(1)	12/20/17	41,265	(56,066)	(14,801)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00(1)	12/20/17	47,521	(69,042)	(21,521)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00(1)	12/20/17	74,485	(106,067)	(31,582)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00(1)	12/20/17	74,485	(108,120)	(33,635)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00(1)	3/20/18	44,265	(79,785)	(35,520)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00(1)	3/20/18	107,094	(173,891)	(66,797)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00(1)	6/20/18	46,701	(83,194)	(36,493)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00(1)	6/20/18	100,389	(163,782)	(63,393)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00(1)	6/20/18	110,227	(201,023)	(90,796)
Croatia	Nomura International PLC	6,600	1.00(1)	3/20/18	230,762	(296,943)	(66,181)
Egypt	Citibank, N.A.	1,300	1.00(1)	12/20/15	11,514	(19,842)	(8,328)
Egypt	Credit Suisse International	2,130	1.00(1)	12/20/15	18,865	(30,457)	(11,592)
Egypt	Credit Suisse International	2,155	1.00(1)	12/20/15	19,087	(32,895)	(13,808)
Egypt	Deutsche Bank AG	4,600	1.00(1)	12/20/15	40,742	(52,677)	(11,935)

54

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Lebanon	Deutsche Bank AG	$1,338	1.00%(1)	3/20/18	$87,819	$(121,825)	$(34,006)
Lebanon	Deutsche Bank AG	5,130	1.00(1)	3/20/18	336,707	(486,338)	(149,631)
Lebanon	Deutsche Bank AG	5,130	1.00(1)	3/20/18	336,707	(486,514)	(149,807)
Lebanon	Goldman Sachs International	39,456	1.00(1)	6/20/18	2,882,414	(3,868,232)	(985,818)
Lebanon	Goldman Sachs International	3,722	5.00(1)	12/20/18	(257,906)	173,781	(84,125)
Lebanon	Goldman Sachs International	3,450	5.00(1)	12/20/18	(239,060)	148,984	(90,076)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00(1)	12/20/17	72,772	(111,676)	(38,904)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00(1)	12/20/17	(85,297)	26,499	(58,798)
Mexico	Bank of America, N.A.	1,900	1.00(1)	6/20/22	12,982	(93,921)	(80,939)
Mexico	Barclays Bank PLC	1,000	1.00(1)	6/20/22	6,832	(58,913)	(52,081)
Mexico	Barclays Bank PLC	12,800	1.00(1)	6/20/23	171,813	(389,059)	(217,246)
Mexico	Citibank, N.A.	1,250	1.00(1)	6/20/22	8,541	(63,449)	(54,908)
Mexico	Deutsche Bank AG	10,000	1.00(1)	6/20/23	134,229	(275,124)	(140,895)
Philippines	Bank of America, N.A.	1,400	1.00(1)	12/20/15	(15,153)	(4,435)	(19,588)
Philippines	Bank of America, N.A.	2,000	1.00(1)	12/20/15	(21,648)	(5,940)	(27,588)
Philippines	Barclays Bank PLC	2,400	1.00(1)	12/20/15	(25,978)	(10,821)	(36,799)
Philippines	Barclays Bank PLC	1,000	1.00(1)	3/20/16	(12,155)	(5,536)	(17,691)
Philippines	Barclays Bank PLC	1,400	1.00(1)	3/20/16	(17,017)	(5,527)	(22,544)
Philippines	Barclays Bank PLC	1,600	1.00(1)	3/20/16	(19,449)	(4,899)	(24,348)
Philippines	Barclays Bank PLC	1,600	1.00(1)	3/20/16	(19,448)	(7,317)	(26,765)
Philippines	Barclays Bank PLC	2,100	1.00(1)	3/20/16	(25,526)	(9,033)	(34,559)
Philippines	Barclays Bank PLC	2,500	1.00(1)	3/20/16	(30,387)	(13,592)	(43,979)
Philippines	Citibank, N.A.	6,600	1.00(1)	9/20/15	(57,777)	(32,249)	(90,026)
Philippines	Citibank, N.A.	2,000	1.00(1)	3/20/16	(24,310)	(8,886)	(33,196)
Philippines	Credit Suisse International	8,100	1.00(1)	12/20/16	(130,695)	(95,646)	(226,341)
Philippines	Deutsche Bank AG	1,000	1.00(1)	12/20/15	(10,824)	(3,392)	(14,216)
Philippines	Deutsche Bank AG	1,300	1.00(1)	12/20/15	(14,071)	(4,125)	(18,196)
Philippines	Deutsche Bank AG	2,300	1.00(1)	12/20/15	(24,896)	(7,772)	(32,668)
Philippines	Goldman Sachs International	2,000	1.00(1)	3/20/16	(24,310)	(9,141)	(33,451)
Philippines	Standard Chartered Bank	1,000	1.00(1)	12/20/15	(10,824)	(2,837)	(13,661)
Philippines	Standard Chartered Bank	2,600	1.00(1)	3/20/16	(31,603)	(12,555)	(44,158)
Poland	Bank of America, N.A.	6,200	1.00(1)	9/20/19	(121,261)	101,697	(19,564)
Poland	Barclays Bank PLC	6,320	1.00(1)	9/20/18	(136,867)	117,714	(19,153)
Poland	Barclays Bank PLC	3,164	1.00(1)	9/20/19	(61,882)	54,897	(6,985)
Poland	Citibank, N.A.	693	1.00(1)	9/20/19	(13,554)	11,718	(1,836)
Qatar	Bank of America, N.A.	540	1.00(1)	6/20/19	(10,470)	12,609	2,139

55

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Qatar	Bank of America, N.A.	$540	1.00%(1)	6/20/19	$(10,470)	$11,878	$1,408
Qatar	Barclays Bank PLC	9,791	1.00(1)	12/20/18	(200,247)	132,757	(67,490)
Qatar	Barclays Bank PLC	1,200	1.00(1)	3/20/19	(23,907)	16,235	(7,672)
Qatar	Barclays Bank PLC	2,130	1.00(1)	9/20/22	(10,897)	19,639	8,742
Qatar	Barclays Bank PLC	3,600	1.00(1)	9/20/23	(5,055)	15,462	10,407
Qatar	Barclays Bank PLC	7,680	1.00(1)	9/20/23	(10,784)	5,886	(4,898)
Qatar	BNP Paribas	539	1.00(1)	6/20/19	(10,451)	8,895	(1,556)
Qatar	Citibank, N.A.	2,020	1.00(1)	6/20/19	(39,166)	43,632	4,466
Qatar	Deutsche Bank AG	539	1.00(1)	6/20/19	(10,451)	8,384	(2,067)
Qatar	Deutsche Bank AG	1,740	1.00(1)	6/20/19	(33,737)	27,064	(6,673)
Qatar	Goldman Sachs International	1,660	1.00(1)	3/20/19	(33,072)	26,003	(7,069)
Qatar	Goldman Sachs International	3,330	1.00(1)	3/20/19	(66,344)	43,909	(22,435)
Qatar	Goldman Sachs International	2,100	1.00(1)	12/20/23	(1,069)	(6,557)	(7,626)
Qatar	Goldman Sachs International	1,730	1.00(1)	9/20/24	3,671	1,464	5,135
Qatar	JPMorgan Chase Bank, N.A.	580	1.00(1)	3/20/19	(11,556)	8,575	(2,981)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00(1)	6/20/19	(9,888)	11,924	2,036
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00(1)	6/20/19	(20,009)	17,950	(2,059)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00(1)	6/20/19	(29,472)	22,951	(6,521)
Qatar	Nomura International PLC	620	1.00(1)	3/20/19	(12,352)	8,381	(3,971)
Qatar	Nomura International PLC	1,540	1.00(1)	3/20/19	(30,682)	21,475	(9,207)
Qatar	Nomura International PLC	5,380	1.00(1)	9/20/24	11,416	18,231	29,647
Qatar	UBS AG	5,500	1.00(1)	12/20/23	(2,800)	(17,401)	(20,201)
Russia	Barclays Bank PLC	4,800	1.00(1)	9/20/22	499,636	(527,570)	(27,934)
Russia	Citibank, N.A.	25,456	1.00(1)	9/20/22	2,649,738	(1,684,412)	965,326
Russia	Deutsche Bank AG	15,333	1.00(1)	6/20/18	655,990	(199,926)	456,064
Russia	Deutsche Bank AG	7,570	1.00(1)	6/20/18	323,866	(97,502)	226,364
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00(1)	6/20/18	391,806	(116,592)	275,214
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00(1)	6/20/18	265,682	(81,152)	184,530
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00(1)	9/20/22	770,273	(490,965)	279,308
South Africa	Bank of America, N.A.	3,190	1.00(1)	12/20/20	153,668	(82,713)	70,955
South Africa	Bank of America, N.A.	890	1.00(1)	12/20/20	42,873	(21,039)	21,834
South Africa	Bank of America, N.A.	26,320	1.00(1)	9/20/22	1,949,362	(1,628,663)	320,699

56

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$14,640	1.00%(1)	9/20/22	$1,084,296	$(817,994)	$266,302
South Africa	Bank of America, N.A.	5,000	1.00(1)	9/20/22	370,319	(295,406)	74,913
South Africa	Bank of America, N.A.	7,500	1.00(1)	9/20/22	555,479	(583,918)	(28,439)
South Africa	Barclays Bank PLC	3,830	1.00(1)	12/20/20	184,498	(95,605)	88,893
South Africa	Barclays Bank PLC	2,280	1.00(1)	12/20/20	109,832	(53,697)	56,135
South Africa	Barclays Bank PLC	3,100	1.00(1)	9/20/22	229,598	(207,227)	22,371
South Africa	BNP Paribas	3,100	1.00(1)	9/20/22	229,598	(212,916)	16,682
South Africa	Citibank, N.A.	4,800	1.00(1)	9/20/20	213,168	(185,272)	27,896
South Africa	Credit Suisse International	4,785	1.00(1)	12/20/20	230,502	(126,378)	104,124
South Africa	Credit Suisse International	2,000	1.00(1)	12/20/20	96,344	(52,214)	44,130
South Africa	Credit Suisse International	890	1.00(1)	12/20/20	42,873	(22,368)	20,505
South Africa	Credit Suisse International	8,100	1.00(1)	3/20/21	419,798	(228,664)	191,134
South Africa	Credit Suisse International	9,000	1.00(1)	3/20/21	466,442	(297,784)	168,658
South Africa	Credit Suisse International	20,000	1.00(1)	12/20/21	1,252,118	(1,332,659)	(80,541)
South Africa	Credit Suisse International	3,700	1.00(1)	9/20/22	274,036	(299,119)	(25,083)
South Africa	Deutsche Bank AG	4,860	1.00(1)	9/20/22	359,951	(377,666)	(17,715)
South Africa	Deutsche Bank AG	5,700	1.00(1)	9/20/22	422,164	(441,043)	(18,879)
South Africa	Goldman Sachs International	3,070	1.00(1)	9/20/22	227,376	(231,200)	(3,824)
South Africa	Goldman Sachs International	15,000	1.00(1)	9/20/22	1,110,959	(1,166,284)	(55,325)
South Africa	Goldman Sachs International	2,647	1.00(1)	12/20/22	205,738	(209,155)	(3,417)
South Africa	HSBC Bank USA, N.A.	7,120	1.00(1)	12/20/22	553,401	(512,691)	40,710
South Africa	HSBC Bank USA, N.A.	2,500	1.00(1)	12/20/22	194,313	(189,700)	4,613
South Africa	Nomura International PLC	1,000	1.00(1)	9/20/22	74,064	(61,129)	12,935
South Africa	Nomura International PLC	7,571	1.00(1)	12/20/22	588,455	(588,750)	(295)
Spain	Bank of America, N.A.	2,400	1.00(1)	9/20/20	(4,385)	(157,364)	(161,749)
Spain	Barclays Bank PLC	2,421	1.00(1)	9/20/20	(4,423)	(139,076)	(143,499)
Spain	Barclays Bank PLC	1,100	1.00(1)	12/20/20	(278)	(68,709)	(68,987)
Spain	Barclays Bank PLC	3,900	1.00(1)	12/20/20	(987)	(248,188)	(249,175)
Spain	Barclays Bank PLC	3,200	1.00(1)	12/20/20	(810)	(292,073)	(292,883)
Spain	Barclays Bank PLC	5,000	1.00(1)	6/20/21	14,259	(327,825)	(313,566)
Spain	Barclays Bank PLC	5,000	1.00(1)	6/20/21	14,120	(369,267)	(355,147)
Spain	Barclays Bank PLC	5,000	1.00(1)	3/20/22	40,365	(733,624)	(693,259)

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Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Spain	Credit Suisse International	$2,200	1.00%(1)	3/20/21	$2,818	$(217,951)	$(215,133)
Spain	Credit Suisse International	5,000	1.00(1)	6/20/21	14,258	(357,937)	(343,679)
Spain	Deutsche Bank AG	3,500	1.00(1)	12/20/20	(886)	(255,442)	(256,328)
Spain	Deutsche Bank AG	10,730	1.00(1)	6/20/22	110,840	(2,271,133)	(2,160,293)
Thailand	Bank of America, N.A.	1,000	1.00(1)	3/20/16	(12,619)	(1,284)	(13,903)
Thailand	Barclays Bank PLC	1,400	1.00(1)	3/20/16	(17,667)	(2,672)	(20,339)
Thailand	Barclays Bank PLC	3,000	1.00(1)	3/20/16	(37,858)	(772)	(38,630)
Thailand	Citibank, N.A.	7,900	1.00(1)	12/20/16	(130,146)	(133,611)	(263,757)
Thailand	Citibank, N.A.	6,900	1.00(1)	3/20/18	(125,519)	2,226	(123,293)
Thailand	Goldman Sachs International	4,100	1.00(1)	3/20/16	(51,739)	(9,456)	(61,195)
Thailand	Standard Chartered Bank	3,300	1.00(1)	9/20/15	(30,130)	(7,624)	(37,754)
Tunisia	Barclays Bank PLC	1,970	1.00(1)	9/20/17	64,440	(101,985)	(37,545)
Tunisia	Deutsche Bank AG	2,150	1.00(1)	6/20/17	60,621	(94,680)	(34,059)
Tunisia	Deutsche Bank AG	3,800	1.00(1)	6/20/17	107,144	(158,537)	(51,393)
Tunisia	Goldman Sachs International	2,100	1.00(1)	9/20/17	68,693	(98,337)	(29,644)
Tunisia	Goldman Sachs International	2,250	1.00(1)	9/20/17	73,599	(110,897)	(37,298)
Tunisia	Goldman Sachs International	2,100	1.00(1)	9/20/17	68,693	(108,882)	(40,189)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00(1)	9/20/17	147,853	(240,230)	(92,377)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00(1)	6/20/17	14,098	(22,003)	(7,905)
Tunisia	Nomura International PLC	3,400	1.00(1)	12/20/17	126,232	(218,208)	(91,976)

					$21,410,744	$(30,186,736)	$(8,775,992)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $337,103,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

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Notes to Consolidated Financial Statements — continued

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation

Citibank, N.A.	LKR	550,020	Total Return on Sri Lanka Government Bond, 6.20% due 6/15/15	3-month USD-LIBOR-BBA + 100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$165,861
JPMorgan Chase Bank, N.A.	PLN	57,151	Negative Return on WIG20 Index	Positive Return on WIG20 Index	12/20/14	187,099
						$352,960

LKR	–	Sri Lankan Rupee
PLN	–	Polish Zloty

Cross-Currency Swaps
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Deutsche Bank AG	CLF	546	CLP	13,131,955	6-month Sinacofi Chile Interbank Rate	0.95%	8/8/18	$225,541
Deutsche Bank AG	CLF	524	CLP	12,606,276	6-month Sinacofi Chile Interbank Rate	1.00	8/7/18	260,414
Goldman Sachs International	CLF	117	CLP	2,830,476	6-month Sinacofi Chile Interbank Rate	1.17	10/20/19	19,286
Goldman Sachs International	CLF	56	CLP	1,362,128	6-month Sinacofi Chile Interbank Rate	1.21	10/30/19	8,378
Goldman Sachs International	CLF	170	CLP	4,082,748	6-month Sinacofi Chile Interbank Rate	1.21	10/29/19	26,823
								$540,442

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America, N.A.	TRY	700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$97,214
Citibank, N.A.	TRY	10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	2,244,607
Citibank, N.A.	TRY	7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	831,991
Citibank, N.A.	TRY	5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	791,893
Citibank, N.A.	TRY	5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	845,857

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Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps (continued)
Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Credit Suisse International	TRY	10,104	$5,676	3-month USD-LIBOR-BBA	6.90%	8/18/21	$1,415,208
Deutsche Bank AG	TRY	14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	1,651,998
Deutsche Bank AG	TRY	18,837	11,832	3-month USD-LIBOR-BBA	8.20	2/24/21	2,947,575
HSBC Bank USA, N.A.	TRY	16,212	8,470	3-month USD-LIBOR-BBA	7.85	2/23/22	986,411
JPMorgan Chase Bank, N.A.	TRY	29,548	15,430	3-month USD-LIBOR-BBA	7.86	7/21/21	2,195,725

							$14,008,479

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank, N.A.	$ 15,551	TRY	33,123	3-month USD-LIBOR-BBA	10.76%	4/8/16	$772,723

							$772,723

							$15,321,644

CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the year ended October 31, 2014 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received

Outstanding, beginning of year	—	INR	9,566,675	COP	—	CNH	—	CNY	—	EUR	—	GBP	—	JPY	—	$2,584,548
Options written	690		4,289,993		25,232,736		1,412,480		213,000		93,714		34,275		9,945,495	16,379,090
Options expired	—		(13,856,668)		(25,232,736)		(213,000)		(213,000)		—		—		—	(3,098,865)

Outstanding, end of year	690	INR	—	COP	—	CNH	1,199,480	CNY	—	EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773

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Notes to Consolidated Financial Statements — continued

CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	British Pound Sterling
INR	–	Indian Rupee
JPY	–	Japanese Yen

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk:  The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options, swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $56,493,490. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,424,986 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$4,291,910	$27,977,371	$—	$32,269,281
Net unrealized appreciation*	2,209,940	—	2,946,092	—	3,799,727	8,955,759
Receivable for open forward commodity contracts	1,388,275	—	—	—	—	1,388,275
Receivable for open forward foreign currency exchange contracts	—	—	—	54,933,550	—	54,933,550
Receivable for open swap contracts; Premium paid/received on open swap contracts	—	24,888,616	187,099	165,861	26,905,351	52,146,927

Total Asset Derivatives	$3,598,215	$24,888,616	$7,425,101	$83,076,782	$30,705,078	$149,693,792

Derivatives not subject to master netting or similar agreements	$2,209,940	$—	$2,946,092	$—	$3,799,727	$8,955,759

Total Asset Derivatives subject to master netting or similar agreements	$1,388,275	$24,888,616	$4,479,009	$83,076,782	$26,905,351	$140,738,033

Written options outstanding, at value	$—	$—	$(1,244,262)	$(17,781,570)	$—	$(19,025,832)
Net unrealized appreciation*	(1,190,820)	—	—	—	(13,658,766)	(14,849,586)
Payable for open forward foreign currency exchange contracts	—	—	—	(23,971,778)	—	(23,971,778)
Payable for open swap contracts; Premium paid/received on open swap contracts	—	(7,418,103)		—	(6,077,777)	(13,495,880)

Total Liability Derivatives	$(1,190,820)	$(7,418,103)	$(1,244,262)	$(41,753,348)	$(19,736,543)	$(71,343,076)

Derivatives not subject to master netting or similar agreements	$(1,190,820)	$—	$—	$—	$(13,658,766)	$(14,849,586)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(7,418,103)	$(1,244,262)	$(41,753,348)	$(6,077,777)	$(56,493,490)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

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Notes to Consolidated Financial Statements — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$233,245	$(103,099)	$—	$(130,146)	$—
Bank of America, N.A.	13,088,847	(5,991,248)	(6,840,544)	—	257,055
Barclays Bank PLC	5,204,912	(1,055,817)	(4,149,095)	—	—
BNP Paribas	2,690,252	(2,690,252)	—	—	—
Citibank, N.A.	31,120,694	(14,540,473)	(535,663)	(13,426,290)	2,618,268
Credit Suisse International	4,475,418	(136,219)	(4,339,199)	—	—
Deutsche Bank AG	20,829,562	(11,360,542)	(7,335,349)	—	2,133,671
Goldman Sachs International	31,262,376	(9,415,242)	(19,058,413)	(165,000)	2,623,721
HSBC Bank USA, N.A.	3,531,754	(103,523)	(3,015,356)	—	412,875
JPMorgan Chase Bank, N.A.	11,259,956	(3,398,335)	—	(7,320,000)	541,621
Merrill Lynch International	375,767	—	—	—	375,767
Morgan Stanley & Co. International PLC	2,430,586	(2,227,893)	(29,038)	—	173,655
Nomura International PLC	1,627,052	(184,366)	(1,003,794)	—	438,892
Standard Bank PLC	428,664	—	—	(428,664)	—
Standard Chartered Bank	12,178,948	(1,938,054)	—	(8,321,000)	1,919,894

	$140,738,033	$(53,145,063)	$(46,306,451)	$(29,791,100)	$11,495,419

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(103,099)	$103,099	$—	$—	$—
Bank of America, N.A.	(5,991,248)	5,991,248	—	—	—
Barclays Bank PLC	(1,055,817)	1,055,817	—	—	—
BNP Paribas	(3,345,944)	2,690,252	655,692	—	—
Citibank, N.A.	(14,540,473)	14,540,473	—	—	—
Credit Suisse International	(136,219)	136,219	—	—	—
Deutsche Bank AG	(11,360,542)	11,360,542	—	—	—
Goldman Sachs International	(9,415,242)	9,415,242	—	—	—
HSBC Bank USA, N.A.	(103,523)	103,523	—	—	—
JPMorgan Chase Bank, N.A.	(3,398,335)	3,398,335	—	—	—
Morgan Stanley & Co. International PLC	(2,227,893)	2,227,893	—	—	—
Nomura International PLC	(184,366)	184,366	—	—	—
Standard Chartered Bank	(1,938,054)	1,938,054	—	—	—
UBS AG	(2,800)	—	—	—	(2,800)
VTB Capital PLC	(2,689,935)	—	2,689,935	—	—

	$(56,493,490)	$53,145,063	$3,345,627	$—	$(2,800)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Notes to Consolidated Financial Statements — continued

Information with respect to repurchase and reverse repurchase agreements at October 31, 2014 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(184,339)	$(7,453,926)	$(1,495,200)
Futures contracts	(1,235,823)	—	6,642,792	—	(26,367,957)
Written options	—	—	—	3,098,865	—
Swap contracts	—	(18,736,268)	(1,348,677)	599,297	7,791,299
Forward commodity contracts	913,896	—	—	—	—

Foreign currency and forward foreign currency exchange contract transactions	—	—	—	8,123,310	—

Total	$(321,927)	$(18,736,268)	$5,109,776	$4,367,546	$(20,071,858)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$162,589	$15,954,856	$1,257,408
Futures contracts	962,655	—	2,381,076	—	2,129,079
Written options	—	—	589,531	(2,971,753)	—
Swap contracts	—	(1,896,918)	1,253,620	111,319	5,490,070
Forward commodity contracts	841,262	—	—	—	—

Foreign currency and forward foreign currency exchange contracts	—	—	—	44,955,735	—

Total	$1,803,917	$(1,896,918)	$4,386,816	$58,050,157	$8,876,557

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts	Interest Rate Swaptions	Swap Contracts

$110,873,000	$766,883,000	$14,939,000	$2,832,877,000	$18,462,000	$3,194,421,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were approximately $534,942,000 and 428 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

64

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	9/8/14	On Demand	(1.85)	1,833,732	1,833,732
Barclays Bank PLC	10/29/14	On Demand	(3.00)	5,057,600	5,057,600
Barclays Bank PLC	10/29/14	On Demand	(3.00)	5,084,425	5,084,425
Barclays Bank PLC	10/31/14	On Demand	(3.00)	2,626,125	2,626,125
Citibank, N.A.	10/27/14	On Demand	(1.00)	3,669,604	3,669,604
JPMorgan Chase Bank, N.A.	7/1/14	On Demand	(2.00)	1,287,518	1,287,518
JPMorgan Chase Bank, N.A.	8/18/14	On Demand	(2.25)	1,038,112	1,038,112
JPMorgan Chase Bank, N.A.	8/18/14	On Demand	(2.25)	2,728,698	2,728,698
JPMorgan Chase Bank, N.A.	10/3/14	On Demand	(1.00)	880,463	880,463
JPMorgan Chase Bank, N.A.	10/27/14	On Demand	(1.00)	13,031,078	13,031,078
JPMorgan Chase Bank, N.A.	10/27/14	On Demand	(1.75)	4,210,223	4,210,223
JPMorgan Chase Bank, N.A.	10/29/14	On Demand	(1.00)	7,958,635	7,958,635

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2014, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $6,777,000 and (1.69)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2014.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

Nomura International PLC	$5,946,719	$—	$5,914,350	$32,369

	$5,946,719	$—	$5,914,350	$32,369

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Barclays Bank PLC	$(16,013,155)	$—	$16,013,155	$—
Citibank, N.A.	(3,669,604)	—	3,669,604	—
JPMorgan Chase Bank, N.A.	(31,134,727)	—	31,134,727	—

	$(50,817,486)	$—	$50,817,486	$—

65

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Foreign Government Bonds	$—	$980,153,952		$—	$980,153,952
Foreign Corporate Bonds	—	7,969,294		—	7,969,294
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		2,201,709	2,201,709
Collateralized Mortgage Obligations	—	18,473,449		—	18,473,449
Common Stocks	—	24,447,782	*	—	24,447,782
Investment Funds	—	11,645,195		—	11,645,195
Currency Put Options Purchased	—	27,977,371		—	27,977,371
Call Options Purchased	—	3,047,648		—	3,047,648
Put Options Purchased	—	1,244,262		—	1,244,262
Short-Term Investments —
Foreign Government Securities	—	196,910,258		—	196,910,258
U.S. Treasury Obligations	—	20,999,992		—	20,999,992
Repurchase Agreements	—	5,946,719		—	5,946,719
Other	—	179,725,503		—	179,725,503

Total Investments	$—	$1,478,541,425		$2,201,709	$1,480,743,134

Forward Commodity Contracts	$—	$1,388,275		$—	$1,388,275
Forward Foreign Currency Exchange Contracts	—	54,933,550		—	54,933,550
Futures Contracts	2,470,919	2,946,092		—	5,417,011
Swap Contracts	—	55,685,675		—	55,685,675

Total	$2,470,919	$1,593,495,017		$2,201,709	$1,598,167,645

66

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total

Currency Put Options Written	$—	$(17,781,570)	$—	$(17,781,570)
Put Options Written	—	(1,244,262)	—	(1,244,262)
Securities Sold Short	—	(5,854,968)	—	(5,854,968)
Forward Foreign Currency Exchange Contracts	—	(23,971,778)	—	(23,971,778)
Futures Contracts	(6,938,867)	—	—	(6,938,867)
Swap Contracts	—	(21,406,599)	—	(21,406,599)

Total	$(6,938,867)	$(70,259,177)	$—	$(77,198,044)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2014 is not presented.

At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

67

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Absolute Return Advantage Portfolio and subsidiary as of October 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2014

68

Eaton Vance Global Macro Absolute Return Advantage Fund

Global Macro Absolute Return Advantage Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	104,109,893	1,076,430
Cynthia E. Frost	104,155,080	1,031,242
George J. Gorman	103,975,837	1,210,485
Valerie A. Mosley	104,111,116	1,075,206
Harriett Tee Taggart	103,999,272	1,187,050

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Global Macro Absolute Return Advantage Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	98.94%	1.06%
Cynthia E. Frost	98.95%	1.05%
George J. Gorman	98.83%	1.17%
Valerie A. Mosley	98.92%	1.08%
Harriett Tee Taggart	98.86%	1.14%

69

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Absolute Return Advantage Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

70

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Eric A. Stein 1980	President of the Portfolio	2012	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

71

Eaton Vance

Global Macro Absolute Return Advantage Fund

October 31, 2014

Management and Organization — continued

(2)	During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

72

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

73

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836 10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/13	10/31/14
Audit Fees	$82,890	$111,580
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$40,680	$41,655
All Other Fees(3)	$0	$0

Total	$123,570	$153,235

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$40,680	$41,655
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 17, 2014

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 17, 2014